Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Long-Term Debt.
Schedule of Long-Term Debt

		December 31,	December 31,
(U.S. Dollars in thousands)	Vessel	2018	2017
$320 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Fortaleza Knutsen, Recife Knutsen, Ingrid Knutsen	312,472	—
$55 million revolving credit facility		26,279	—
$220 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	$—	$165,000
Fortaleza and Recife loan facility	Fortaleza Knutsen, Recife Knutsen	—	109,375
Ingrid loan facility	Ingrid Knutsen	—	61,085
Hilda loan facility	Hilda Knutsen	90,769	96,923
$117 million loan facility	Torill Knutsen	—	73,177
Torill loan facility	Torill Knutsen	95,000	—
$172.5 million loan facility	Dan Cisne, Dan Sabia	81,839	91,339
Raquel loan facility	Raquel Knutsen	63,184	68,414
Tordis loan facility	Tordis Knutsen	85,991	91,051
Vigdis loan facility	Vigdis Knutsen	87,256	92,316
Lena loan facility	Lena Knutsen	85,750	90,650
Brasil loan facility	Brasil Knutsen	63,454	69,000
Anna loan facility	Anna Knutsen	70,353	—
$25 million revolving credit facility		25,000	25,000
Total long-term debt		1,087,347	1,033,330
Less: current installments		109,534	95,176
Less: unamortized deferred loan issuance costs		2,608	2,191
Current portion of long-term debt		106,926	92,985
Amounts due after one year		977,813	938,154
Less: unamortized deferred loan issuance costs		7,448	4,524
Long-term debt, less current installments, and unamortized deferred loan issuance costs		$970,365	$933,630

Summary of Partnership's Outstanding Debt Repayable

The Partnership’s outstanding debt of $1,087.3 million as of December 31, 2018 is repayable as follows :

(U.S. Dollars in thousands)	Period repayment	Balloon repayment
2019	84,534	25,000
2020	85,945	—
2021	86,545	70,811
2022	71,210	236,509
2023	55,535	202,185
2024 and thereafter	15,180	153,893
Total	$398,949	$688,398